Leases (Tables)	6 Months Ended
Jun. 30, 2019
Lease, Cost [Table Text Block]	Lease costs
in	2Q19	1Q19	6M19
Lease costs (CHF million)
Operating lease costs	94	114	208
Variable lease costs	10	2	12
Sublease income	(18)	(18)	(36)
Total lease costs	86	98	184

Lease, Other information pertaining to leases [Table Text Block]
Other information pertaining to leases
in	2Q19	1Q19	6M19
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	75	30	105
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(105)	(141)	(246)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	56	13	69
Changes to right-of-use assets due to lease modifications for operating leases	(14)	(1)	(15)
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2Q19
Operating leases
Remaining lease term (years)	12.70
Discount rate (%)	2.98

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity of operating lease liabilities
end of	2Q19
Maturity (CHF million)
Due within 1 year	482
Due between 1 and 2 years	419
Due between 2 and 3 years	346
Due between 3 and 4 years	316
Due between 4 and 5 years	281
Thereafter	1,944
Total	3,788
Future interest payable	(645)
Lease liabilities	3,143
Maturity of operating lease commitments
end of	4Q18
Maturity (CHF million)
2019	503
2020	484
2021	381
2022	354
2023	320
Thereafter	2,209
Future operating lease commitments	4,251
Less minimum non-cancellable sublease rentals	(190)
Total net future minimum lease commitments	4,061

Lessor, Lease income [Table Text Block]
Lease income
in	2Q19	1Q19	6M19
Lease income (CHF million)
Interest income on sales-type lease receivables	1	1	2
Interest income on direct financing lease receivables	26	27	53
Lease income from operating leases	18	18	36
Variable lease income	2	1	3
Total lease income	47	47	94

Lessor, Net investment in leases [Table Text Block]	Net investment in leases
end of 2Q19	Sales- type leases	Direct financing leases
Net investment (CHF million)
Lease receivables	169	3,414
Impairment recognized	(1)	(21)
Total net investment	168	3,393

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
end of 2Q19	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	75	1,323	38
Due between 1 and 2 years	44	908	28
Due between 2 and 3 years	31	727	25
Due between 3 and 4 years	21	531	24
Due between 4 and 5 years	10	193	23
Thereafter	11	269	75
Total	192	3,951	213
Future interest receivable	(23)	(537)	–
Lease receivables	169	3,414	–

Bank
Lease, Cost [Table Text Block]	Lease costs
in	6M19
Lease costs (CHF million)
Operating lease costs	174
Variable lease costs	11
Sublease income	(44)
Total lease costs	141

Lease, Other information pertaining to leases [Table Text Block]
Other information pertaining to leases
in	6M19
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	105
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(212)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	68
Changes to right-of-use assets due to lease modifications for operating leases	(15)
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	6M19
Operating leases
Remaining lease term (years)	11.18
Discount rate (%)	3.21

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity of operating lease liabilities
end of	6M19
Maturity (CHF million)
Due within 1 year	415
Due between 1 and 2 years	353
Due between 2 and 3 years	281
Due between 3 and 4 years	251
Due between 4 and 5 years	221
Thereafter	1,270
Total	2,791
Future interest payable	(480)
Lease liabilities	2,311
Maturity of operating lease commitments
end of	4Q18
Maturity (CHF million)
2019	435
2020	416
2021	314
2022	286
2023	256
Thereafter	1,479
Future operating lease commitments	3,186
Less minimum non-cancellable sublease rentals	(436)
Total net future minimum lease commitments	2,750

Lessor, Lease income [Table Text Block]
Lessor arrangements
Lease income
in	6M19
Lease income (CHF million)
Interest income on sales-type lease receivables	2
Interest income on direct financing lease receivables	53
Lease income from operating leases	44
Variable lease income	3
Total lease income	102

Lessor, Net investment in leases [Table Text Block]	Net investment in leases
end of 6M19	Sales- type leases	Direct financing leases
Net investment (CHF million)
Lease receivables	169	3,414
Impairment recognized	(1)	(21)
Total net investment	168	3,393

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
end of 6M19	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	75	1,323	50
Due between 1 and 2 years	44	908	40
Due between 2 and 3 years	31	727	37
Due between 3 and 4 years	21	531	36
Due between 4 and 5 years	10	193	36
Thereafter	11	269	203
Total	192	3,951	402
Future interest receivable	(23)	(537)	–
Lease receivables	169	3,414	–